Supplementary Balance Sheet Information - Schedule of Other Current Liabilities and Accruals (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Current Liabilities and Accruals [Abstract]
Payroll and related expenses	$ 801	$ 814
Government institutions	194	135
Accrued vacation pay	77	68
Accrued expenses and sundry	397	732
Other current liabilities and accruals	$ 1,469	$ 1,749